SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Total cash and cash equivalents	$ 10,105,135	$ 17,749,233
United States of America, Dollars
Total cash and cash equivalents	5,606,972	14,769,720
United Kingdom, Pounds
Total cash and cash equivalents	4,446,720	2,911,117
Euro Member Countries, Euro
Total cash and cash equivalents	$ 51,443	$ 68,396